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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           6/30/99
                                                ------------------------------

Check here if Amendment [ ]; Amendment Number:
                                                ---------------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     TA Associates
        -------------------------------------------------------

Address:  125 High Street, Suite 2500
        -------------------------------------------------------
          Boston, MA 02110
        -------------------------------------------------------

        -------------------------------------------------------

Form 13F File Number: 28-  6148
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Katherine S. Cromwell
        -------------------------------------------------------

Title:    Managing Director
        -------------------------------------------------------

Phone:    (617) 574-6712
        -------------------------------------------------------

Signature, Place, and Date of Signing:

-------------------------------       ------------------------------------------------------       ----------------------
          [Signature]                                     [City, State]                                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number       Name
                           ----------------------------------------------------
28-
   --------------------
[Repeat as necessary.]

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

                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                        ---------------------------------------

Form 13F Information Table Entry Total:   28,934,937
                                        ---------------------------------------

Form 13F Information Table Value Total: $273,597,693
                                         --------------------------------------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.     Form 13F File Number       Name

           28-
---------     --------------------    ----------------------------------------
[Repeat as necessary.]


                                    FORM 13F



Page  1  of  2                                             Name of Reporting Manager:  TA ASSOCIATES, INC.-6/30/99
     ---    ---
-------------------------------- ---------- -------------- ------------- ----------- --------- ----------- ------------ ------------
                                                                                                  Item 6:
                                                                           Item 5:         Investment Discretion
             Item 1:               Item 2:      Item 3:      Item 4:      Shares of  ---------------------------------     Item 7:
         Name of Issuer        Title of Class   CUSIP      Fair Market    Principal            (b) Shared-                Managers
                                                Number        Value        Amount    (a) Sole  As Defined  (c) Shared-  See Instr. V
                                                                                               in Instr. V     Other
-------------------------------- ---------- -------------- ------------- ----------- --------- ----------- ------------ ------------
Affiliated Managers Group, Inc.    Common     008252 10 8   11,542,774      386,369      X
-------------------------------- ---------- -------------- ------------- ----------- --------- ----------- ------------ ------------
Ansys, Inc.                        Common     03662Q 10 5   65,660,233    6,607,319      X
-------------------------------- ---------- -------------- ------------- ----------- --------- ----------- ------------ ------------
Boron Lepore & Associates, Inc.    Common     10001P 10 2       80,743        9,641      X
-------------------------------- ---------- -------------- ------------- ----------- --------- ----------- ------------ ------------
Concentra Managed Care, Inc.       Common     20589T 10 3   39,222,286    2,659,138      X
-------------------------------- ---------- -------------- ------------- ----------- --------- ----------- ------------ ------------
Invitrogen Corporation             Common     46185R 10 0   42,041,381    1,702,942      X
-------------------------------- ---------- -------------- ------------- ----------- --------- ----------- ------------ ------------
Micro Component Technology, Inc.   Common     59479Q 10 0      669,931      324,815      X
-------------------------------- ---------- -------------- ------------- ----------- --------- ----------- ------------ ------------
Monarch Dental Corporation         Common     609044 10 2    5,351,996    1,695,682      X
-------------------------------- ---------- -------------- ------------- ----------- --------- ----------- ------------ ------------
Natrol, Inc.                       Common     638789 10 7   16,200,000    2,160,000      X
-------------------------------- ---------- -------------- ------------- ----------- --------- ----------- ------------ ------------
Private Business, Inc.             Common      74267 10 4   44,547,241    4,427,055      X
-------------------------------- ---------- -------------- ------------- ----------- --------- ----------- ------------ ------------
Webhire, Inc.                      Common     76126W 10 8    7,394,873    1,643,305      X
-------------------------------- ---------- -------------- ------------- ----------- --------- ----------- ------------ ------------
SBA Communications Corporation     Common     78388J 10 6   26,685,721    2,736,997      X
-------------------------------- ---------- -------------- ------------- ----------- --------- ----------- ------------ ------------
Smith-Gardner & Associates, Inc.   Common     832059 10 9   17,368,160    2,171,020      X
-------------------------------- ---------- -------------- ------------- ----------- --------- ----------- ------------ ------------
       COLUMN TOTALS                                       276,765,339   26,524,283
-------------------------------- ---------- -------------- ------------- ----------- --------- ----------- ------------ ------------



                                    FORM 13F

                         Name of Reporting Manager:  TA ASSOCIATES, INC.-6/30/99
Page  1  of  2                             (SEC USE ONLY)
     ---    ---
--------------------------------   -----------------------------

                                               ITEM 8:
             Item 1:                  Voting Authority (Shares)
         Name of Issuer            -----------------------------
                                   (a) Sole  (b) Shared (c) None
--------------------------------   --------- ---------- --------
Affiliated Managers Group, Inc.        X
--------------------------------   --------- ---------- --------
Ansys, Inc.                            X
--------------------------------   --------- ---------- --------
Boron Lepore & Associates, Inc.        X
--------------------------------   --------- ---------- --------
Concentra Managed Care, Inc.           X
--------------------------------   --------- ---------- --------
Invitrogen Corporation                 X
--------------------------------   --------- ---------- --------
Micro Component Technology, Inc.       X
--------------------------------   --------- ---------- --------
Monarch Dental Corporation             X
--------------------------------   --------- ---------- --------
Natrol, Inc.                           X
--------------------------------   --------- ---------- --------
Private Business, Inc.                 X
--------------------------------   --------- ---------- --------
Webhire, Inc.                          X
--------------------------------   --------- ---------- --------
SBA Communications Corporation         X
--------------------------------   --------- ---------- --------
Smith-Gardner & Associates, Inc.       X
--------------------------------   --------- ---------- --------
       COLUMN TOTALS
--------------------------------   --------- ---------- --------

                                    FORM 13F



Page  2  of  2                                             Name of Reporting Manager:  TA ASSOCIATES, INC.-6/30/99
     ---    ---
-------------------------------- ---------- -------------- ------------- ----------- --------- ----------- ------------ ------------
                                                                                                  Item 6:
                                                                           Item 5:         Investment Discretion
             Item 1:               Item 2:      Item 3:      Item 4:      Shares of  ---------------------------------     Item 7:
         Name of Issuer        Title of Class   CUSIP      Fair Market    Principal            (b) Shared-                Managers
                                                Number        Value        Amount    (a) Sole  As Defined  (c) Shared-  See Instr. V
                                                                                               in Instr. V     Other
-------------------------------- ---------- -------------- ------------- ----------- --------- ----------- ------------ ------------
Sonic Solutions                    Common     835460 10 6    2,183,002      481,766      X
-------------------------------- ---------- -------------- ------------- ----------- --------- ----------- ------------ ------------
TechForce Corporation              Common     878331 10 7    9,362,032    1,804,729      X
-------------------------------- ---------- -------------- ------------- ----------- --------- ----------- ------------ ------------
US Oncology                        Common     90338W 10 3    8,734,245    1,066,778      X
-------------------------------- ---------- -------------- ------------- ----------- --------- ----------- ------------ ------------
Versant Corporation                Common     925284 10 1      648,563      259,425      X
-------------------------------- ---------- -------------- ------------- ----------- --------- ----------- ------------ ------------
WorkGroup Technology Corporation   Common     980903 10 8    2,590,233    1,534,953      X
-------------------------------- ---------- -------------- ------------- ----------- --------- ----------- ------------ ------------

-------------------------------- ---------- -------------- ------------- ----------- --------- ----------- ------------ ------------

-------------------------------- ---------- -------------- ------------- ----------- --------- ----------- ------------ ------------

-------------------------------- ---------- -------------- ------------- ----------- --------- ----------- ------------ ------------

-------------------------------- ---------- -------------- ------------- ----------- --------- ----------- ------------ ------------

-------------------------------- ---------- -------------- ------------- ----------- --------- ----------- ------------ ------------

-------------------------------- ---------- -------------- ------------- ----------- --------- ----------- ------------ ------------

-------------------------------- ---------- -------------- ------------- ----------- --------- ----------- ------------ ------------

-------------------------------- ---------- -------------- ------------- ----------- --------- ----------- ------------ ------------
              COLUMN TOTALS                                 23,518,075    5,147,651
-------------------------------- ---------- -------------- ------------- ----------- --------- ----------- ------------ ------------
               GRAND TOTAL                                 300,283,414   31,671,934
-------------------------------- ---------- -------------- ------------- ----------- --------- ----------- ------------ ------------



                                    FORM 13F

                         Name of Reporting Manager:  TA ASSOCIATES, INC.-6/30/99
Page  1  of  2                             (SEC USE ONLY)
     ---    ---
--------------------------------   -----------------------------

                                               ITEM 8:
             Item 1:                  Voting Authority (Shares)
         Name of Issuer            -----------------------------
                                   (a) Sole  (b) Shared (c) None
--------------------------------   --------- ---------- --------
Sonic Solutions                        X
--------------------------------   --------- ---------- --------
TechForce Corporation                  X
--------------------------------   --------- ---------- --------
US Oncology                            X
--------------------------------   --------- ---------- --------
Versant Corporation                    X
--------------------------------   --------- ---------- --------
WorkGroup Technology Corporation       X
--------------------------------   --------- ---------- --------

--------------------------------   --------- ---------- --------

--------------------------------   --------- ---------- --------

--------------------------------   --------- ---------- --------

--------------------------------   --------- ---------- --------

--------------------------------   --------- ---------- --------

--------------------------------   --------- ---------- --------

--------------------------------   --------- ---------- --------

--------------------------------   --------- ---------- --------
              COLUMN TOTALS
--------------------------------   --------- ---------- --------
               GRAND TOTAL
--------------------------------   --------- ---------- --------